Employee benefits	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Employee benefits
Note 23. Employee benefits
The employee benefit plans originally applies to Company employees that meet certain conditions, such as, for example, having participated uninterruptedly in the defined benefit plan, and that, having joined the Company before May 31, 1995, they have the required number of years in service and are therefore eligible to a certain amount according to plan provisions.
It is based on the last computable salary and the number of years worked after deducting the benefits from the Argentine pension system managed by the Federal Social Security Administration (“ANSES” by Spanish acronym).
Upon retirement, these employees are entitled to a monthly payment at constant value that is updated every year-end
by the Consumer Price Index (“IPC” by Spanish acronym) published by the Argentine Institute of Statistics and Census (“INDEC by Spanish acronym). If the variation exceeds 10% during a certain year, the payment will be adjusted temporarily once the percentage is exceeded.
The plan is backed by assets deposited exclusively by the Company and with no employee contributions to the trust fund. Fund assets may be invested by the Company in monetary market instruments denominated in USD or certificates of deposit to preserve accumulated capital and obtain returns in line with a moderate risk profile. Funds are mainly invested in United States of America bonds, Treasury bonds and trade notes with quality ratings.
The Bank of New York Mellon is the trustee, and Willis Towers Watson is the business agent. Should there be an excess (duly certified by an independent actuary) of funds to be used to settle the benefits granted under the plan, the Company will be entitled to use it, in which case the trustee should be notified.
The following charts summarize the components of net expenses, and the obligation recognized in the consolidated financial statements:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Cost of interest	(784)	(476)	(639)
Cost of services	(4)	(13)	(25)
Settlement	—	—	364

Total	(788)	(489)	(300)

	As of December 31, 2025
	Present value of the obligation	Plan assets	Net liabilities
Amounts at beginning of year	(20,546)	4,578	(15,968)
Items classified as loss or profit
Cost of interest	(993)	209	(784)
Cost of services	(4)	—	(4)
Items classified in other comprehensive income
Actuarial remeasurement	184	(148)	36
Payment of contributions	1,840	(1,346)	494

Amounts at end of year	(19,519)	3,293	(16,226)

	As of December 31, 2024
	Present value of the obligation	Plan assets	Net liabilities
Amounts at beginning of year	(11,295)	5,592	(5,703)
Items classified as loss or profit
Cost of interest	(712)	236	(476)
Cost of services	(13)	—	(13)
Items classified in other comprehensive income
Actuarial remeasurement	(10,331)	131	(10,200)
Payment of contributions	1,805	(1,381)	424

Amounts at end of year	(20,546)	4,578	(15,968)

The fair value of asset’s plan as of every year end per category, is as follows:

	As of December 31, 2025	As of December 31, 2024
US government bonds	1,865	—
Cash and cash equivalents	1,428	4,578

Total	3,293	4,578

Below are the estimated payments of benefits expected for the next 10 years. The amounts in the chart show non discounted cash flows; thus, they do not reconcile with the obligations booked as of year-end:

	As of December 31, 2025	As of December 31, 2024
Less than 1 year	1,333	1,339
1 to 2 years	1,309	1,344
2 to 3 years	1,281	1,320
3 to 4 years	1,251	1,293
4 to 5 years	1,218	1,264
6 to 10 years	5,523	5,807
Below are the significant actuarial estimates used:

	As of December 31, 2025	As of December 31, 2024
Discount rate	5%	5%
Asset rate of return	5%	5%
Salary rise	1%	1%
The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount.
(i) Should the discount rate be 1% higher (lower), the defined benefit obligation would decrease by 1,457 (increase by 1,688) as of December 31, 2025.
(ii) If the expected rate of salary growth increase (decrease) by 1%, the defined benefit obligation will not be affected as of December 31, 2025, since all plan participants have reached retirement age and, therefore, their salary base is not subject to change.
(iii) Should the discount rate be 1% higher (lower), the defined benefit obligation would decrease by 1,321 (increase by 1,539) as of December 31, 2024.
(iv) Should the expected salary growth increase (decrease) by 1%, the defined benefit obligation would go up by 7 (go down by 5) as of December 31, 2024.
This sensitivity analysis was determined based on reasonably possible changes in the related assumptions as of every reporting year-end
based on a change in an assumption with the rest held constant. This is unlikely to occur in actual facts and the changes in some assumptions may be related. Therefore, the analysis may not be representative of the actual change in the defined benefit obligation.
Moreover, upon filing the previous sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected unit credit method as of every reporting year-end,
which is the same as the method applied to calculate the defined benefit obligation liability recognized in the statement of financial position.

The methods and types of assumptions used in preparing the sensitivity analysis did not change with respect to the previous year.